Operating leases (Details 2)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Operating Leases
2026		¥ 2,218,648
2027		2,176,115
2028		2,379,569
2029		1,247,764
Total lease payment		8,022,096
less: imputed interest		(861,298)
Total lease liabilities	$ 986,785	¥ 7,160,798	¥ 5,941,062